Significant Accounting Policies (Details) (USD $)			12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Consolidated VIEs	Dec. 31, 2011 ICP Company entity	Dec. 31, 2011 ICP Company Yan Wang, chairman of the entity	Dec. 31, 2011 ICP Company Tong Chen, executive officer of the entity	Dec. 31, 2011 ICP Company Hong Du, executive officer of the entity	Dec. 31, 2011 ICP Company Non-executive PRC employees employee	Dec. 31, 2011 Xunlong	Dec. 31, 2011 Xunlong Non-executive PRC employees employee	Dec. 31, 2011 StarVI	Dec. 31, 2011 StarVI Non-executive PRC employees employee	Dec. 31, 2011 Wangxing	Dec. 31, 2011 Wangxing Non-executive PRC employees employee	Dec. 31, 2011 IAD Company	Dec. 31, 2011 IAD Company Non-executive PRC employees employee	Dec. 31, 2011 Weimeng	Dec. 31, 2011 Weimeng Non-executive PRC employees employee
VIEs
Interest free loans to PRC employees			$ 34,400,000
Aggregate accumulated losses			9,100,000
Assets of consolidated VIEs			139,800,000
Liabilities of consolidated VIEs			68,800,000
Accrued liabilities	140,476,000	96,192,000	51,300,000
Taxes payable	14,717,000	17,011,000	9,100,000
Deferred revenue			8,400,000
Registered capital and PRC statutory reserves of VIEs			79,900,000
Percentage of variable interest entity held by employees					0.20%	22.80%	27.10%	49.90%
Number of employees who hold ownership interest in VIEs								2		2		3		3		2		3
Registered capital				$ 19,000,000					$ 1,200,000		$ 1,200,000		$ 1,200,000		$ 7,300,000		$ 1,500,000
Number of entities consolidated beginning in January 2003				2